SHARE-BASED COMPENSATION ARRANGEMENTS - Additional Information (Details) ¥ in Millions		1 Months Ended	6 Months Ended
	Mar. 13, 2026 Y	Jun. 30, 2018 shares	Jun. 30, 2026 CNY (¥) Y
SHARE-BASED COMPENSATION ARRANGEMENTS
Number of shares authorized | shares		311,125,716
Description of maximum term of options granted for share-based payment arrangement			Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to a four-year service schedule.
Period of service schedule			4 years
Contractual term | Y	10		10
Weighted average remaining contractual life of outstanding share options			6 years
Share plan contractual term			7 years
Time-based requirement of service period			4 years
Remaining contractual life			5 years 7 months 6 days
Maximum percentage of shares authorized	10.00%
Expense from share-based payment transactions | ¥			¥ 119.2
Minimum
SHARE-BASED COMPENSATION ARRANGEMENTS
Time-based requirement of service schedule	4 years
Maximum
SHARE-BASED COMPENSATION ARRANGEMENTS
Time-based requirement of service schedule	5 years
2026 Share Plan, Restricted share units
SHARE-BASED COMPENSATION ARRANGEMENTS
Remaining contractual life			9 years 7 months 6 days